Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	$ (308.8)	$ (237.8)	$ (255.3)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(65.5)	(54.5)
Deferred income tax liability	526.9	451.6
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2.3	2.0
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	35.8	25.1
Deferred income tax liability	(1.7)	(1.2)
Decommissioning and restoration provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	24.4	19.3
Deferred income tax liability	(12.8)	(11.8)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	53.7	107.3
Deferred income tax liability	(158.7)	(116.7)
Share issuance and debt cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2.9	3.8
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1.8	1.7
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	11.1	(2.1)
Deferred income tax liability	(10.6)	(16.4)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	66.5	102.6
Deferred income tax liability	343.1	305.5
Deferred income tax liability	$ (276.6)	$ (202.9)